Reporting Entity	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Reporting Entity [Abstract]
Reporting entity
1.	Reporting entity:
Neptune Wellness Solutions Inc. (the “Corporation” or “Neptune”) is incorporated under the Business Corporations Act (Québec) (formerly Part 1A of the Companies Act (Québec)). The Corporation is domiciled in Canada and its registered office is located at
100-545
Promenade du Centropolis, Laval, Québec, with a 50,000 square-foot production facility located in Sherbrooke, Quebec and a 24,000 square-foot facility located in North Carolina. The condensed consolidated interim financial statements of the Corporation comprise the Corporation and its subsidiaries, Biodroga Nutraceuticals Inc. (“Biodroga”), SugarLeaf Labs, Inc. (“SugarLeaf”), 9354-7537 Québec Inc., Neptune Holding USA, Inc., Neptune Health & Wellness Innovation, Inc., Neptune Forest, Inc., Neptune Care, Inc. (formerly known as Neptune Ocean, Inc.), Neptune Growth Ventures, Inc., 9418-1252 Québec Inc., Neptune Wellness Brands Canada, Inc. and Sprout Foods, Inc. (“Sprout”).
Neptune is a diversified and fully integrated health and wellness company. Through its flagship consumer-facing brands, Neptune Wellness, Forest Remedies
™
, Biodroga, MaxSimil
®
, MoodRing
™
, PanHash
™
, Sprout
®
, Nosh
®
and NurturMe
®
, Neptune is redefining health and wellness by building a broad portfolio of natural, plant-based, sustainable and purpose-driven lifestyle brands and consumer packaged goods products in key health and wellness markets, including cannabis, hemp, nutraceuticals, organic baby food, personal care and home care.
On June 8, 2022, Neptune announced the launch of a new Consumer Packaged Goods (“CPG”) focused strategic plan to reduce costs, improve the Company’s path to profitability and enhance current shareholder value. This plan builds on the Company’s initial strategic review that took place in fall of 2021 and focuses on two primary actions: (1) planned divestiture of the Canadian cannabis business and (2) a realignment of focus and operational resources toward increasing the value of Neptune’s consumer products business. Refer to note 2(d).
Share consolidation and delisting from TSX
On June 9, 2022, Neptune announced the completion of the Corporation’s proposed consolidation of its common shares (the “Common Shares”) on the basis of one (1) post-consolidation Common Share for every thirty-five
(35) pre-consolidation
Common Shares (the “Share Consolidation”). The post-Share Consolidation Common Shares commenced trading on the NASDAQ and the TSX at the market open on June 13, 2022 . The Share Consolidation reduced the number of Common Shares issued and outstanding from approximately 198 million Common Shares to approximately 5.7 million Common Shares as at June 13, 2022. These consolidated financial statements have been retroactively adjusted to reflect the Share Consolidation. As a result, the number of common shares, options, deferred share units (“DSUs”), restricted share units (“RSUs”), restricted shares and warrants, issuance and exercise prices of options, DSUs, RSUs, restricted shares and warrants, loss per share reflect the Share Consolidation.
On July 29, 2022, Neptune announced that it has applied and received approval for a voluntary delisting of its common shares from the Toronto Stock Exchange (“TSX”). The delisting from the TSX will not affect the Corporation’s listing on the Nasdaq Capital Market (“Nasdaq”). Neptune’s common shares will be delisted from the TSX at the close of trading on August 15, 2022.
Going concern
These condensed consolidated interim financial statements have been prepared on a going concern basis, which presumes that the Corporation will continue realizing its assets and discharging its liabilities in the normal course of business for the foreseeable future. The Corporation has incurred significant operating losses

and negative cash flows from operations since inception. To date, the Corporation has financed its operations through the public offering and private placement of Common Shares, units consisting of Common Shares and warrants, and convertible debt, the proceeds from research grants and research tax credits, and the exercises of warrants, rights and options. For the three-month period ended June 30, 2022, the Corporation incurred a net loss of $
6.5
 million and negative cash flows from operations of $
7.2
 million, and had an accumulated deficit of $
327.5
 million as at June
30
,
2022
. For the year ended March
31
,
2022
, the Corporation incurred a net loss of $
84.4
 million and negative cash flows from operations of $
54.3
 million. Furthermore, as at June
30
,
2022
, the Corporation’s current liabilities and expected level of expenses for the next twelve
months exceed cash on hand of $
6.2
 million. The Corporation currently has
no
committed sources of financing available.
As of the date these financial statements are authorized for issuance, the Corporation is required to actively manage its liquidity and expenses. The Corporation currently has minimal available cash balances. Payables are now in excess of available cash balances and payments of payables are not being made as the amounts become due for certain suppliers. As of the date these financial statements are authorized for issuance, the cash balance is expected to be sufficient to operate the business for only the next two to three months under the current business plan. The Corporation requires funding in the very near term in order to continue its operations. If the Corporation is unable to obtain funding in the upcoming days, it may have to liquidate its assets.
These conditions cast substantial doubt about the Corporation’s ability to continue as a going concern.
Going forward, the Corporation will seek additional financing in various forms as part of its plan to have the right funding structure in place. To achieve the objectives of its business plan, Neptune plans to raise the necessary funds through additional financings and the establishment of strategic alliances as well as additional research grants and research tax credits. While the Corporation has limited debt, all of which is subordinated, assets available for financing include real estate, accounts receivable and inventories. The ability of the Corporation to complete the needed financing and ultimately achieve profitable operations is dependent on a number of factors outside of the Corporation’s control. The Corporation’s business plan is dependent upon, amongst other things, its ability to achieve and maintain profitability, and continue to obtain adequate ongoing debt and/or equity financing with creditors, officers, directors and stakeholders to finance operations within and beyond the next twelve months.
While the Corporation has been successful in obtaining financing from public issuances, private placements, and related parties in the past, there is no certainty as to future financings.
Neptune announced on June 8, 2022 the intended divestiture of the cannabis business, which would include the sale of the Mood Ring
™
and PanHash
™
brands, along with the Corporation’s Sherbrooke, Quebec facility, in one or more transactions. In order to accelerate its cost savings, the Corporation will focus on winding up its cannabis operations pending a transaction. This planned action is intended to provide significant cost savings and help maximize operational efficiencies. Finally, the exit of the Canadian cannabis business is expected to reduce the amount of financing the Corporation seeks and is expected to facilitate working with a broader set of financing sources.
These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the going concern basis not be valid. These adjustments could be material.

1.	Reporting entity:
Neptune Wellness Solutions Inc. (the “Corporation” or “Neptune”) is incorporated under the Business Corporations Act (Québec) (formerly Part 1A of the Companies Act (Québec)). The Corporation is domiciled in Canada and its registered office is located at
100-545
Promenade du Centropolis, Laval, Québec, with a 50,000 square-foot production facility located in Sherbrooke, Quebec and a 24,000 square-foot facility located in North Carolina. The consolidated financial statements of the Corporation comprise the Corporation and its subsidiaries, Biodroga Nutraceuticals Inc. (“Biodroga”), SugarLeaf Labs, Inc. (“SugarLeaf”), 9354-7537 Québec Inc., Neptune Holding USA, Inc., Neptune Health & Wellness Innovation, Inc., Neptune Forest, Inc., Neptune Care, Inc. (formerly known as Neptune Ocean, Inc.), Neptune Growth Ventures, Inc., 9418-1252 Québec Inc., Neptune Wellness Brands Canada, Inc. and Sprout Foods, Inc. (“Sprout”).
Neptune is a diversified and fully integrated health and wellness company. Through its flagship consumer-facing brands, Neptune Wellness, Forest Remedies
™
, Biodroga, MaxSimil
®
, MoodRing
™
, PanHash
™
, Sprout
®
, Nosh
®
and NurturMe
®
, Neptune is redefining health and wellness by building a broad portfolio of natural, plant-based, sustainable and purpose-driven lifestyle brands and consumer packaged goods products in key health and wellness markets, including cannabis, hemp, nutraceuticals, organic baby food, personal care and home care.
Share consolidation
On June 9, 2022, Neptune announced the completion of the Corporation’s proposed consolidation of its common shares (the “Common Shares”) on the basis of one (1) post-consolidation Common Share for every thirty-five (35) pre-consolidation Common Shares (the “Share Consolidation”). The post-Share Consolidation Common Shares commenced trading on the NASDAQ and the TSX at the market open on June 13, 2022. The Share Consolidation reduced the number of Common Shares issued and outstanding from approximately
198 million Common Shares to approximately 5.7 million Common Shares as at June 13, 2022. These consolidated financial statements have been retrospectively adjusted to reflect the Share Consolidation. As a result, the number of common shares, options, deferred share units (“DSUs”), restricted share units (“RSUs”), restricted shares and warrants, issuance and exercise prices of options, DSUs, RSUs, restricted shares and warrants, loss per share reflect the Share Consolidation.
Going concern
These consolidated financial statements have been prepared on a going concern basis, which presumes that the Corporation will continue realizing its assets and discharging its liabilities in the normal course of business for the foreseeable future. The Corporation has incurred significant operating losses and negative cash flows from operations since inception. To date, the Corporation has financed its operations through the public offering and private placement of Common Shares, units consisting of Common Shares and warrants, and convertible debt, the proceeds from research grants and research tax credits, and the exercises of warrants, rights and options. For the year ended March 31, 2022, the Corporation incurred a net loss of $84.4 million and negative cash flows from operations of $54.3 million, and had an accumulated deficit of $323.2 million as at March 31, 2022. Furthermore, as at March 31, 2022, the Corporation’s current liabilities and expected level of expenses for the next twelve months exceed cash on hand of $8.7 million. The Corporation currently has no committed sources of financing available.
As of the date these financial statements are authorized for issuance, the Corporation is required to actively manage its liquidity and expenses. The Corporation currently has minimal available cash balances. Payables are now in excess of available cash balances and payments of payables are not being made as the amounts become due for certain suppliers. As of the date these financial statements are authorized for issuance, the cash balance is expected to be sufficient to operate the business for only the next two to three months under the current business plan. The Corporation requires funding in the very near term in order to continue its operations. If the Corporation is unable to obtain funding in the upcoming days, it may have to liquidate its assets.
These conditions cast substantial doubt about the Corporation’s ability to continue as a going concern.
Going forward, the Corporation will seek additional financing in various forms as part of its plan to have the right funding structure in place. To achieve the objectives of its business plan, Neptune plans to raise the necessary funds through additional financings and the establishment of strategic alliances as well as additional research grants and research tax credits. While the Corporation has limited debt, all of which is subordinated, assets available for financing include real estate, accounts receivable and inventories. The ability of the Corporation to complete the needed financing and ultimately achieve profitable operations is dependent on a number of factors outside of the Corporation’s control. The Corporation’s business plan is dependent upon, amongst other things, its ability to achieve and maintain profitability, and continue to obtain adequate ongoing debt and/or equity financing with creditors, officers, directors and stakeholders to finance operations within and beyond the next twelve months.
While the Corporation has been successful in obtaining financing from public issuances, private placements, and related parties in the past, there is no certainty as to future financings.
Neptune announced on June 8, 2022 the intended divestiture of the cannabis business, which would include the sale of the Mood Ring
™
and PanHash
™
brands, along with the Corporation’s Sherbrooke, Quebec facility, in one or more transactions. In order to accelerate its cost savings, the Corporation will focus on winding up its cannabis operations pending a transaction. This planned action is intended to provide significant cost savings and help maximize operational efficiencies. Finally, the exit of the Canadian cannabis business (see note 25) is expected to reduce the amount of financing the Corporation seeks and is expected to facilitate working with a broader set of financing sources.
On June 23, 2022, Neptune closed an offering with several institutional investors for the purchase and sale of an aggregate of 1,945,526 common shares (including common share equivalents) of the Corporation, and accompanying two series of warrants to purchase up to an aggregate of 2,591,052 common share warrants, at an offering price of $2.57 per share and accompanying warrants in a registered direct offering priced at-the-market
under Nasdaq rules. The gross proceeds from the offering are $5 million, and the net proceeds are $4.3 million.
These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the going concern basis not be valid. These adjustments could be material.